Consolidated statement of changes in equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Changes in equity [abstract]
Currency translation differences - continuing operations	$ (206.2)	$ (4.9)	$ (29.5)
Deferred tax asset	0.0		$ 0.0
Foreign Currency Translation Reserve [Member]
Changes in equity [abstract]
Currency translation differences - continuing operations	21.6
Retained Earnings [Member]
Changes in equity [abstract]
Currency translation differences - continuing operations	1.5
Deferred tax asset	$ 4.9